UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

BARRETT GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Shares					Value
	COMMON STOCKS - 95.19%
	Beverage and Tobacco Product Manufacturing - 1.32%
3,000	PepsiCo, Inc.				$198,480
	Chemical Manufacturing - 13.02%
7,000	Celgene Corporation (a)				433,720
6,500	Ecolab, Inc.				285,675
5,000	Genzyme Corporation (a)				259,150
6,000	Gilead Sciences, Inc. (a)				272,880
4,000	Johnson & Johnson				260,800
3,500	Monsanto Company				249,970
3,000	The Procter & Gamble Company				189,810
					1,952,005
	Computer and Electronic Product Manufacturing - 8.41%
2,000	Apple, Inc. (a)				469,860
16,000	Intel Corporation				356,160
9,000	Johnson Controls, Inc.				296,910
1,500	L-3 Communications Holdings, Inc.				137,445
					1,260,375
	Credit Intermediation and Related Activities - 9.39%
11,000	Bank of America Corporation				196,350
6,000	Northern Trust Corporation				331,560
8,000	State Street Corporation				361,120
5,700	Visa, Inc.				518,871
					1,407,901
	Data Processing, Hosting, and Related Services - 5.10%
7,000	Automatic Data Processing, Inc.				311,290
800	Google, Inc. (a)				453,608
					764,898
	Electrical Equipment, Appliance, and Component Manufacturing - 3.50%
24,000	ABB Limited - ADR				524,160
	Food Services and Drinking Places - 3.34%
7,500	McDonald's Corporation				500,400
	General Merchandise Stores - 5.78%
8,000	Costco Wholesale Corporation				477,680
7,000	Wal Mart Stores, Inc.				389,200
					866,880
	Health and Personal Care Stores - 3.01%
7,000	Medco Health Solutions, Inc. (a)				451,920
	Machinery Manufacturing - 2.38%
3,000	Donaldson Company, Inc.				135,360
3,000	United Technologies Corporation				220,830
					356,190
	Miscellaneous Manufacturing - 0.76%
2,000	Stryker Corporation				114,440
	Oil and Gas Extraction - 5.92%
6,000	Anadarko Petroleum Corporation				436,980
7,000	Devon Energy Corporation				451,010
					887,990
	Professional, Scientific, and Technical Services - 12.69%
9,000	Accenture PLC				377,550
14,000	Cisco Systems, Inc. (a)				364,420
3,500	Covance, Inc. (a)				214,865
7,000	Jacobs Engineering Group, Inc. (a)				316,330
10,000	Omnicom Group, Inc.				388,100
10,500	Tetra Tech, Inc. (a)				241,920
					1,903,185
	Publishing Industries - 10.77%
4,000	Adobe Systems, Inc. (a)				141,480
7,000	ANSYS, Inc. (a)				301,980
8,000	Informatica Corporation (a)				214,880
13,000	Microsoft Corporation				380,510
6,000	MSCI, Inc. (a)				216,600
14,000	Oracle Corporation				359,660
					1,615,110
	Securities, Commodity Contracts, and Other Financial Products - 6.62%
16,000	The Charles Schwab Corporation				299,040
8,000	Thermo Fisher Scientific, Inc. (a)				411,520
10,000	Verisk Analytics, Inc. (a)				282,000
					992,560
	Support Activities for Mining - 3.18%
7,500	Schlumberger Limited				475,950
	TOTAL COMMON STOCKS (Cost $12,118,412)				14,272,444
Principal
Amount					Value
	SHORT-TERM INVESTMENTS - 4.46%
	Money Market Funds - 4.46%
668,134	Fidelity Institutional Money Market Funds				668,134
	TOTAL SHORT-TERM INVESTMENTS (Cost $668,134)				668,134
	Total Investments (Cost $12,786,546) - 99.65%				14,940,578
	Other Assets in Excess of Liabilities - 0.35%				52,474
	TOTAL NET ASSETS - 100.00%				$14,993,052

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt
	(a)	Non-income producing security.

	The cost basis of investments for federal income tax purposes at March 31, 2010
	was as follows*:

	Cost of investments		$ 12,786,546
	Gross unrealized appreciation		2,675,949
	Gross unrealized depreciation		(521,917)
	Net unrealized appreciation		$ 2,154,032

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

	Summary of Fair Value Exposure at March 31, 2010

	Various inputs are used in determining the value of the Fund’s investments. These inputs are
	summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

	The inputs or methodology used for valuing securities are not an indication of the risk associated
	with investing in those securities.

	The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund’s investments
	carried at fair value:

		Level 1	Level 2	Level 3	Total
	Equity
	Accomodation and Food Services	$ 500,400	$ -	$ -	$ 500,400
	Finance and Insurance	1,988,941	-	-	1,988,941
	Information	2,380,008	-	-	2,380,008
	Manufacturing	4,747,870	-	-	4,747,870
	Mining	1,363,940	-	-	1,363,940
	Professional, Scientific, and Technical Services	1,972,485	-	-	1,972,485
	Retail Trade	1,318,800	-	-	1,318,800
	Total Equity	14,272,444	-	-	14,272,444

	Short-Term Investments	668,134	-	-	668,134

	Total Investments in Securities	$ 14,940,578	$ -	$ -	$ 14,940,578

	Disclosures about Derivative Instruments and Hedging Activities

	The Fund did not invest in derivative securities or engage in hedging activities during the period ended March 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
      Joseph Neuberger, President

Date      May 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
      Joseph Neuberger, President

Date      May 18, 2010

By           /s/ John Buckel
      John Buckel, Treasurer

Date      May 18, 2010